Note 17 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summery of Outstanding Balances and Transactions

The following table summarizes the amounts of transactions with related parties by type of transaction (in thousands):

	Year ended December 31,
	2022	2023	2024
Beijing OFY:
Sale of goods and services	$256	$—	$—
Keeneyes Future Holding:
Sale of marketable securities	$—	$7,800	$—
Kunlun:
Sale of goods and services	$1,055	$926	$744
Purchases of goods and services	$(5,737)	$(1,361)	$(615)
Share-based compensation	$(1,865)	$(6,450)	$(2,872)
Sale of shares in Star X	$83,468	$—	$—
Interest income on receivable from sale of Star X	$1,285	$1,556	$165
Sale of marketable securities	$—	$51,208	$—
nHorizon Infinite:
Sale of goods and services	$543	$42	$—
Purchases of goods and services	$(1,777)	$(2,448)	$—
Qifei International Development Co.:
Repurchase of shares	$(128,563)	$—	$—
Verda Ventures:
Investment in units	$—	$—	$1,250

The table below shows outstanding balances with related parties (in thousands):

	As of December 31, 2023		As of December 31, 2024
	Receivables	Payables	Receivables	Payables
Kunlun	$34,098	$372	$233	$24
OPay	589	111	479	—
Wisdom Connection III Holding	500	—	—	—
Total	$35,187	$483	$713	$24